Consolidated Statement of Comprehensive Income (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statement of Comprehensive Income
Par value per ordinary share	$ 0.25	$ 0.25	$ 0.25